Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 17,661	$ 13,185	$ 11,161
Current deferred financing costs	0	6,081	5,245
Noncurrent deferred financing costs	$ 43,115	$ 18,333	$ 20,619
Shares held in treasury	614,914	503,198	388,903
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Allowance for doubtful accounts	$ 17,661	$ 13,185	$ 11,161
Current deferred financing costs	0	6,081	5,245
Noncurrent deferred financing costs	$ 43,115	$ 18,333	$ 20,619
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
Series AA Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.80	$ 63.80	$ 63.80
Preferred stock, shares authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	362,500,000	362,500,000	362,500,000
Common stock, shares issued	87,004,721	86,596,498	85,551,595
Common stock, shares outstanding	86,389,807	86,093,300	85,162,692
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,420,085	14,420,085	14,420,085
Common stock, shares outstanding	14,420,085	14,420,085	14,420,085